Securitizations and Variable Interest Entities, Sold or Securitized Loans Serviced for Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 3,075	$ 79,830
Delinquent loans and foreclosed assets	287	1,807
Net charge-offs	10	64
Conforming mortgage loan securitization [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	461,800	528,100
Delinquent loans and foreclosed assets	1,700	2,400
Total Commercial [Member] | Commercial mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	6	72,468
Delinquent loans and foreclosed assets	0	1,467
Net charge-offs	0	54
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	0	258
Total Consumer [Member] | Residential mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	3,069	7,362
Delinquent loans and foreclosed assets	287	340
Net charge-offs	10	10
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 13	$ 18